Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-08
DCAT 2008-B Monthly Servicer’s Certificate (MH)	Page 1 of 3

Payment Determination Statement Number	7
Distribution Date	08-Dec-08
Record Date	05-Dec-08

Dates Covered	From and Including	To and Including
Collections Period	01-Nov-08	30-Nov-08
Accrual Period	10-Nov-08	07-Dec-08
30/360 Days	30
Actual/360 Days	28

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	74,147	$1,318,626,889.89
Collections of Installment Principal		23,982,667.48
Collections Attributable to Full Payoffs		6,733,723.36
Principal Amount of Repurchases		82,978.67
Principal Amount of Gross Losses		4,702,040.84

Pool Balance — End of Period(EOP)	73,102	$1,283,125,479.54

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,580,000,948.19
Pool Factor (Pool Balance as a % of Initial Pool Balance)	81.21%

Ending Overcollateralization(O/C) Amount	$85,055,869.89
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	107.099%

Cumulative Net Losses	$15,360,401.91
Net Loss Ratio (3 mos weighted avg.)	3.181%
Cumulative Recovery Ratio	35.822%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	26,382,516.08	2.056%	1,405
61-90 Days Delinquent	5,266,578.83	0.410%	265
91-120 Days Delinquent	1,492,186.82	0.116%	71
121 Days or More Delinquent	216,625.52	0.017%	7
Repossessions	8,652,877.88	0.674%	389

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	15,628,269.05
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	1.12971%

	Current Month	Prior Month
Weighted Average A.P.R.	7.599%	7.602%
Weighted Average Remaining Term (months)	50.89	51.74
Weighted Average Seasoning (months)	16.25	15.34

Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-08
DCAT 2008-B Monthly Servicer’s Certificate (MH)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$23,982,667.48
Collections Attributable to Full Payoffs	6,733,723.36
Principal Amount of Repurchases	82,978.67
Recoveries on Loss Accounts	1,440,707.35
Collections of Interest	7,667,188.56
Investment Earnings	26,677.24
Reserve Account	11,257,500.00
Hedge Receipts	0.00

Total Sources	$51,191,442.66

Cash Uses
Servicer Fee	$1,098,855.74
Hedge Payments (excl. termination payments)	$728,300.00
A Note Interest	3,256,602.32
First Priority Principal Distribution Amount	0.00
B Note Interest	492,135.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	291,916.67
Third Priority Principal Distribution Amount	6,399,800.78
Reserve Fund	11,257,500.00
Required Principal Distribution Amount	27,666,332.15
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$51,191,442.66

Administrative Payment
Total Principal and Interest Sources	51,191,442.66
Investment Earnings in Trust Account	(26,677.24)
Hedge Receipts	0.00
Daily Collections Remitted	(39,806,490.89)
Cash Reserve in Trust Account	(11,257,500.00)
Servicer Fee (withheld)	(1,098,855.74)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	(998,081.21)

O/C Release (Prospectus pg S31-S32)
Pool Balance	$1,283,125,479.54
Yield Supplement O/C Amount	(57,389,537.74)

Adjusted Pool Balance	$1,225,735,941.80

Total Securities	$1,198,069,609.65

Adjusted O/C Amount	$27,666,332.15

Target Overcollateralization Amount	$45,965,097.82

O/C Release Period?	No

O/C Release	$0.00

Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-08
DCAT 2008-B Monthly Servicer’s Certificate (MH)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 325,000,000.00 @ 2.80413%	56,135,742.58	22,069,609.65	34,066,132.93	104.8188706	122,431.49	0.3767123
Class A-2a 195,000,000.00 @ 3.81%	195,000,000.00	195,000,000.00	0.00	0.0000000	619,125.00	3.1750000
Class A-2b 370,000,000.00 @ 2.6975%	370,000,000.00	370,000,000.00	0.00	0.0000000	776,280.56	2.0980556
Class A-3a 205,000,000.00 @ 4.71%	205,000,000.00	205,000,000.00	0.00	0.0000000	804,625.00	3.9250000
Class A-3b 105,000,000.00 @ 3.2475%	105,000,000.00	105,000,000.00	0.00	0.0000000	265,212.50	2.5258333
Class A-4a 125,500,000.00 @ 5.32%	125,500,000.00	125,500,000.00	0.00	0.0000000	556,383.33	4.4333333
Class A-4b 40,000,000.00 @ 3.6175%	40,000,000.00	40,000,000.00	0.00	0.0000000	112,544.44	2.8136110
Class B 90,300,000.00 @ 6.54%	90,300,000.00	90,300,000.00	0.00	0.0000000	492,135.00	5.4500000
Class C 45,200,000.00 @ 7.75%	45,200,000.00	45,200,000.00	0.00	0.0000000	291,916.67	6.4583334

Total Notes	$1,232,135,742.58	$1,198,069,609.65	$34,066,132.93		$4,040,653.99

*	Class A-1 , A-2b, A-3b and A-4b Interest is computed on an Actual/360 Basis. Days in current period 28